CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net loss	$ 910,538	$ (2,387,451)	$ (836,035)	$ (4,843,204)	$ (2,600,106)			$ (8,238,808)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense		5,865		11,936			$ 1,092
Bad debt expense
Depreciation, depletion and amortization								4,642
Interest paid in kind					587,222			208,889
Change in:
Accounts receivable					23,340			(94,310)
Accounts receivable, related party					(1,872)			86,754
Prepayments - development costs				150,000				101,005
Other assets								(25,000)
Prepaid expenses				25,652	(7,010)
Accounts payable and accrued expenses				(2,604,872)	(2,658,566)			906,287
Other payables
Accrued interest payable
Net cash from operating activities				(6,731,561)	(4,656,992)			(7,050,541)
Cash Flows From Investing Activities
Investment in oil and natural gas properties				(8,900,988)	(1,491,766)			(14,805,511)
Net cash from investing activities				(8,900,988)	(1,491,766)			(14,805,511)
Cash Flows From Financing Activities
Proceeds from notes payable								12,500,000
Contributions from parent			317,792		316,599			11,214,967
Net cash from financing activities				15,800,655	5,157,599			23,714,967
Net increase (decrease) in cash				168,106	(991,159)			1,858,915
Cash - beginning of period		569,298	1,989,419	569,298	1,989,419	$ 1,989,419	1,989,419	130,504
Cash - end of period	569,298			737,404	998,260		569,298	1,989,419
Supplemental disclosure of cash flow information:
Cash paid for interest				199,345				3,312
Cash paid for state franchise tax
Supplemental disclosure of non-cash investing and financing activities:
Account payable reduced by expense offset
Capitalized Interest				1,139,183				141,048
Expense related to stock options issued		145,155		528,927
Proceeds from notes payable, related party				17,000,000	4,841,000
Payments on promissory notes				(1,000,000)
Payments on accrued interest				(199,345)
Common stock issued for working interest in oil and natural gas properties				28,341,814
Account receivable-related party discharged in working interest acquisition				177,519
Successor [Member]
Cash Flows From Operating Activities
Net loss	(910,538)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	1,092
Bad debt expense
Depreciation, depletion and amortization
Interest paid in kind
Change in:
Accounts receivable
Accounts receivable, related party
Prepayments - development costs
Other assets	39,185
Prepaid expenses	(58,225)
Accounts payable and accrued expenses	1,154,917
Other payables
Accrued interest payable	(1,091)
Net cash from operating activities	225,340
Cash Flows From Investing Activities
Investment in oil and natural gas properties	(1,976,029)
Net cash from investing activities	(1,976,029)
Cash Flows From Financing Activities
Proceeds from notes payable	2,000,000
Contributions from parent
Net cash from financing activities	2,000,000
Net increase (decrease) in cash	249,311
Cash - beginning of period	319,987	$ 569,298		$ 569,298
Cash - end of period	569,298					319,987	569,298
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for state franchise tax
Supplemental disclosure of non-cash investing and financing activities:
Account payable reduced by expense offset
Capitalized Interest	74,210
Predecessor [Member]
Cash Flows From Operating Activities
Net loss						(7,938,335)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense
Bad debt expense						(26,612)
Depreciation, depletion and amortization
Interest paid in kind
Change in:
Accounts receivable						74,310
Accounts receivable, related party						(14,153)
Prepayments - development costs						(150,000)
Other assets						(94,364)
Prepaid expenses						(1,408)
Accounts payable and accrued expenses						(64,982)
Other payables						2,589,363
Accrued interest payable
Net cash from operating activities						(5,626,181)
Cash Flows From Investing Activities
Investment in oil and natural gas properties						(3,859,851)
Net cash from investing activities						(3,859,851)
Cash Flows From Financing Activities
Proceeds from notes payable						7,500,000
Contributions from parent						316,600
Net cash from financing activities						7,816,600
Net increase (decrease) in cash						(1,669,432)
Cash - beginning of period	$ 319,987		$ 1,989,419		$ 1,989,419	1,989,419	$ 1,989,419
Cash - end of period						319,987		$ 1,989,419
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for state franchise tax
Supplemental disclosure of non-cash investing and financing activities:
Account payable reduced by expense offset						15,638
Capitalized Interest						1,289,328
Common stock issued for working interest in oil and natural gas properties